Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Valuation allowance on net deferred tax assets (in Dollars)	$ 368,833			$ 368,165
Tax benefit realized on examination	50.00%	50.00%
Cash and cash equivalents (in Dollars)	$ 9,947,206
Cash and cash equivalents and restricted cash from continuing operations (in Dollars)	9,947,206		$ 16,108,367	$ 22,198,257	$ 3,477,663
Foreign currency amount	$ 72,000	¥ 500,000
Prepaid expense (in Dollars)			$ 861,000
Taiding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non controlling interest	20.00%
Major Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	40.00%	40.00%	46.00%
Major Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	25.00%	25.00%	17.00%
Major Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	12.00%	12.00%